Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events
Subsequent Events

21.  Subsequent Events

On February 26, 2025, the Board of Director of the Company approved the declaration and distribution of a dividend of US$0.0608 per ordinary share, or US$0.0608 per ADS, to such holders as at the close of business on March 13, 2025, Hong Kong Time and New York Time, respectively. The aggregate amount of the dividend will be approximately US$37 million, which is payable in U.S. dollars and in cash, and will be funded by surplus cash and to be paid out from the share premium account of the Company.